Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.00%	19.25%
Impact of profits/losses earned in territories with different statutory rates	5.20%	2.90%	10.10%
Weighted average [member]
Disclosure of geographical areas [line items]
Impact of profits/losses earned in territories with different statutory rates	24.20%	21.90%	29.40%